Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Schedule of balances to related parties	Outstanding balances to related parties
split on SDFI and other related parties are presented
in the below table. All related party transactions are
carried out on market terms.

At 31 December 2024	Norwegian State's Direct Financial Interests	Equity accounted companies and other related parties	Third parties	Total amount
(in USD million)

Assets
Non-current prepayments and financial receivables	—	294	1,085	1,379
Trade and other receivables	229	106	13,255	13,590
Current prepayments and financial receivables		5	3,862	3,867

Liabilities
Non-current provisions and other liabilities	274	—	12,652	12,927
Trade and other payables	1,547	46	9,517	11,110
Current provisions and other liabilities			2,384	2,384
Current finance debt	257	—	6,966	7,223

At 31 December 2023	Norwegian State's Direct Financial Interests	Equity accounted companies and other related parties	Third parties	Total amount
(in USD million)

Assets
Non-current prepayments and financial receivables	—	103	1,188	1,291
Trade and other receivables	1,007	49	12,148	13,204
Current prepayments and financial receivables			3,729	3,729

Liabilities
Non-current provisions and other liabilities	850	—	14,455	15,304
Trade and other payables	1,195	47	8,315	9,556
Current provisions and other liabilities			2,314	2,314
Current finance debt	893	—	5,102	5,996